Summary of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Lease Liabilities Recognized in the Consolidated Statement Financial Position
The following table reconciles operating lease commitments at December 31, 2018 to lease liabilities recognized in the consolidated statement of financial position at January 1, 2019, the date of initial application:

January 1,

2019
Operating lease commitments at December 31, 2018	329
Leases beginning after January 1, 2019	(65)
Operating lease commitments subject to IFRS 16 adoption	264
Discounted at 4.1%, the weighted-average incremental borrowing rate at January 1, 2019	(26)
Exemption for short-term leases	(41)
Lease liabilities at January 1, 2019	197

Summary of Impacts on the consolidated statement of financial position
The following table sets forth the adoption impacts on the consolidated statement of financial position at January 1, 2019:

	December 31,		January 1,

	2018 As Revised	IFRS 16 Adoption Adjustment	2019 Opening Balance
Other financial assets – current	76	6	82
Prepaid expenses and other current assets	426	(5)	421
Property and equipment, net	473	128	601
Other non-current assets	499	34	533
Total assets	17,018	163	17,181
Payables, accruals and provisions	1,778	(31)	1,747
Other financial liabilities – current	95	43	138
Provisions and other non-current liabilities	1,124	140	1,264
Total liabilities	7,808	152	7,960
Retained earnings	4,739	11	4,750

Schedule of Computer Hardware and Other Property - Estimated Useful Lives
Property and equipment are recorded at cost and depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings and building improvements	10-40 years
Computer equipment	3 years
Furniture, fixtures and other equipment	5-7 years

Schedule of Other Identifiable Assets - Estimated Useful Lives
Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives as follows:

Trade names	3-20 years
Customer relationships	6-30 years
Databases and content	5-30 years
Other	10-30 years